Cash Flow Information	12 Months Ended
Mar. 31, 2013
Cash Flow Information

4. Cash Flow Information

Cash payments during fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Cash payments:
Interest	¥121,253	¥116,271	¥105,308
Income taxes	50,153	49,190	11,955

As non-cash investing activities, the Company and its subsidiaries assumed ¥142,906 million, ¥38,437 million and ¥235,255 million of liabilities in connection with acquisitions in fiscal 2011, 2012 and 2013, respectively.

Moreover, real estate under operating leases of ¥59,783 million, ¥90,398 million and ¥49,396 million were transferred from installment loans and investment in securities in fiscal 2011, 2012 and 2013, respectively, as a result of acquiring real estate collateral.

As non-cash financing activities, ¥99,773 million of convertible bonds were converted to common stocks in fiscal 2013, respectively.

For VIEs that were consolidated as a result of the application of the accounting standards starting from fiscal 2011, see Note 1(af).